UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended February 28, 2026:
  John Hancock Alternative Asset Allocation Fund
  John Hancock Blue Chip Growth Fund
  John Hancock Real Estate Securities Fund
  John Hancock Small Cap Dynamic Growth Fund

John Hancock Alternative Asset Allocation Fund
Class A/JAAAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$39	0.76%
Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244599

345SA-A

2/26

4/26

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class C/JAACX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$75	1.46%
Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244599

345SA-C

2/26

4/26

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class I/JAAIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$24	0.46%
Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244599

345SA-I

2/26

4/26

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class R2/JAAPX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$44	0.85%
Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244599

345SA-R2

2/26

4/26

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class R4/JAASX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$31	0.61%
Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244599
345SA-R4
2/26
4/26
John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class R6/JAARX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$18	0.36%
Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244599
345SA-R6
2/26
4/26
John Hancock Alternative Asset Allocation Fund

John Hancock Blue Chip Growth Fund
Class 1/JIBCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$37	0.76%
Fund Statistics
Fund net assets	$5,511,243,739
Total number of portfolio holdings	63
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

Sector Composition
Information technology	46.6%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.4%
Health care	7.0%
Industrials	3.9%
Consumer staples	0.9%
Materials	0.8%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244571
457SA-1
2/26
4/26
John Hancock Blue Chip Growth Fund

John Hancock Blue Chip Growth Fund
Class A/JBGAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$55	1.12%
Fund Statistics
Fund net assets	$5,511,243,739
Total number of portfolio holdings	63
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

Sector Composition
Information technology	46.6%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.4%
Health care	7.0%
Industrials	3.9%
Consumer staples	0.9%
Materials	0.8%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244571
457SA-A
2/26
4/26
John Hancock Blue Chip Growth Fund

John Hancock Blue Chip Growth Fund
Class C/JBGCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$89	1.82%
Fund Statistics
Fund net assets	$5,511,243,739
Total number of portfolio holdings	63
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

Sector Composition
Information technology	46.6%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.4%
Health care	7.0%
Industrials	3.9%
Consumer staples	0.9%
Materials	0.8%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244571
457SA-C
2/26
4/26
John Hancock Blue Chip Growth Fund

John Hancock Blue Chip Growth Fund
Class NAV/JHBCDX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$35	0.71%
Fund Statistics
Fund net assets	$5,511,243,739
Total number of portfolio holdings	63
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

Sector Composition
Information technology	46.6%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.4%
Health care	7.0%
Industrials	3.9%
Consumer staples	0.9%
Materials	0.8%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244571

457SA-NAV

2/26

4/26

John Hancock Blue Chip Growth Fund

John Hancock Real Estate Securities Fund
Class 1/JIREX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$44	0.85%
Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244595
488SA-1
2/26
4/26
John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class A/JYEBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$60	1.15%
Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244595

488SA-A
2/26
4/26
John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class C/JABFX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$99	1.90%
Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244595

488SA-C
2/26
4/26
John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class I/JABGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$47	0.90%
Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244595

488SA-I

2/26

4/26

John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class R6/JABIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$42	0.80%
Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244595

488SA-R6

2/26

4/26

John Hancock Real Estate Securities Fund

John Hancock Small Cap Dynamic Growth Fund
Class A/JSJAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$60	1.18%
Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244587

470SA-A

2/26

4/26

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class C/JSJCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$99	1.93%
Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244587

470SA-C

2/26

4/26

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class I/JSJIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$48	0.93%
Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244587

470SA-I

2/26

4/26

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$42	0.82%
Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244587

470SA-NAV

2/26

4/26

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class R6/JSJFX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$43	0.83%
Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244587

470SA-R6

2/26

4/26

John Hancock Small Cap Dynamic Growth Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2026 for the following funds:

  John Hancock Alternative Asset Allocation Fund

  John Hancock Blue Chip Growth Fund

  John Hancock Real Estate Securities Fund

  John Hancock Small Cap Dynamic Growth Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Alternative Asset Allocation Fund
Alternative
February 28, 2026

John Hancock
Alternative Asset Allocation Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
16	Notes to financial statements
27	Shareholder meeting
1	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Shares	Value
Affiliated investment companies (A) 57.9%		$857,537,665
(Cost $791,856,970)
Absolute return strategies 43.4%		643,318,752
Diversified Macro, Class NAV, JHIT (Graham)	13,851,896	123,974,467
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (B)	15,343,401	170,311,747
The Arbitrage Fund, Class I (C)	7,827,559	110,681,681
Victory Market Neutral Income Fund (C)	16,751,380	151,264,964
Virtus AlphaSimplex Managed Futures Strategy Fund (C)	10,441,954	87,085,893
Alternative investment approaches 10.7%		157,780,725
Disciplined Value Global Long/Short, Class NAV, JHIT (Boston Partners)	6,354,640	112,032,297
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	4,373,655	45,748,428
Alternative markets 3.8%		56,438,188
Infrastructure, Class NAV, JHIT (Wellington)	2,743,714	56,438,188

Unaffiliated investment companies 39.2%		$580,258,237
(Cost $521,733,340)
Absolute return strategies 22.0%		325,563,156
BlackRock Tactical Opportunities Fund (B)	9,325,783	149,492,305
Calamos Market Neutral Income Fund	11,115,584	176,070,851
Alternative investment approaches 13.9%		205,355,211
JPMorgan Hedged Equity Fund	5,757,085	205,355,211
Alternative markets 3.3%		49,339,870
Invesco DB Precious Metals Fund (E)	115,244	14,614,092
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2,327,465	34,725,778

	Yield (%)	Shares	Value
Short-term investments 2.9%			$43,481,603
(Cost $43,469,852)
Short-term funds 2.9%			43,481,603
John Hancock Collateral Trust (F)	3.5447(G)	4,346,856	43,481,603

Total investments (Cost $1,357,060,162) 100.0%	$1,481,277,505
Other assets and liabilities, net 0.0%	316,976
Total net assets 100.0%	$1,481,594,481

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	2

Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(D)	The subadvisor is an affiliate of the advisor.
(E)	All or a portion of this security is on loan as of 2-28-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,381,866.
(G)	The rate shown is the annualized seven-day yield as of 2-28-26.

Subadvisors of Affiliated Underlying Funds
Boston Partners Global Investors, Inc.	(Boston Partners)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
3	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	9,890,442	Jun 2026	RBC	—	$(748)	$(748)
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	9,890,442	Jun 2026	RBC	—	(748)	(748)
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	6,978,871	Jun 2026	RBC	—	(528)	(528)
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	10,731,504	Jun 2026	RBC	—	(812)	(812)
								—	$(2,836)	$(2,836)
(a)The RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index is a custom strategy designed to benefit from intraday trend in equities and also monetize short term mean reversion/medium term downside trend by buying medium to long term put options funded by selling short term options linked to the S&P 500 Index. Details and components of the RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index are not publicly available. See below for the top 50 components of the index.
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index
Underlying Investment	Units	Value	Weighting
Equity Option - SPX Index_4/17/2026_P_5125	0.0029	0.0230	1.99%
Equity Option - SPX Index_4/17/2026_P_5025	0.0018	0.0128	1.25%
Equity Option - SPX Index_4/17/2026_P_5325	0.0015	0.0151	1.04%
Equity Option - SPX Index_7/17/2026_P_6750	0.0012	0.2526	0.81%
Equity Option - SPX Index_10/16/2026_P_6800	0.0012	0.3627	0.80%
Equity Option - SPX Index_11/20/2026_P_6825	0.0012	0.4033	0.80%
Equity Option - SPX Index_4/17/2026_P_5425	0.0012	0.0130	0.79%
Equity Option - SPX Index_3/20/2026_P_5675	0.0011	0.0040	0.73%
Equity Option - SPX Index_7/17/2026_P_6900	0.0011	0.2708	0.71%
Equity Option - SPX Index_11/20/2026_P_6900	0.0010	0.3779	0.70%
Equity Option - SPX Index_5/15/2026_P_5975	0.0010	0.0446	0.69%
Equity Option - SPX Index_4/17/2026_P_5450	0.0010	0.0117	0.69%
Equity Option - SPX Index_4/17/2026_P_6725	0.0010	0.1060	0.69%
Equity Option - SPX Index_10/16/2026_P_6925	0.0010	0.3381	0.67%
Equity Option - SPX Index_4/17/2026_P_5525	0.0010	0.0124	0.66%
Equity Option - SPX Index_6/18/2026_P_6800	0.0009	0.1897	0.65%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	4

RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index
Underlying Investment	Units	Value	Weighting
Equity Option - SPX Index_8/21/2026_P_6800	0.0009	0.2416	0.63%
Equity Option - SPX Index_3/20/2026_P_6025	0.0008	0.0062	0.56%
Equity Option - SPX Index_4/17/2026_P_6650	0.0008	0.0728	0.55%
Equity Option - SPX Index_6/18/2026_P_6100	0.0008	0.0633	0.55%
Equity Option - SPX Index_10/16/2026_P_6975	0.0008	0.2870	0.54%
Equity Option - SPX Index_2/19/2027_P_6900	0.0008	0.3299	0.54%
Equity Option - SPX Index_3/20/2026_P_6600	0.0008	0.0316	0.54%
Equity Option - SPX Index_4/17/2026_P_6300	0.0008	0.0346	0.53%
Equity Option - SPX Index_8/21/2026_P_6875	0.0008	0.2190	0.53%
Equity Option - SPX Index_10/16/2026_P_6950	0.0008	0.2733	0.52%
Equity Option - SPX Index_5/15/2026_P_6500	0.0008	0.0746	0.52%
Equity Option - SPX Index_9/18/2026_P_6900	0.0008	0.2379	0.51%
Equity Option - SPX Index_8/21/2026_P_6850	0.0007	0.2060	0.51%
Equity Option - SPX Index_5/15/2026_P_6475	0.0007	0.0704	0.51%
Equity Option - SPX Index_8/21/2026_P_6825	0.0007	0.1997	0.51%
Equity Option - SPX Index_6/18/2026_P_6650	0.0007	0.1207	0.51%
Equity Option - SPX Index_9/18/2026_P_6700	0.0007	0.1914	0.50%
Equity Option - SPX Index_8/21/2026_P_6550	0.0007	0.1453	0.50%
Equity Option - SPX Index_5/15/2026_P_6825	0.0007	0.1209	0.49%
Equity Option - SPX Index_11/20/2026_P_6850	0.0007	0.2495	0.49%
Equity Option - SPX Index_1/15/2027_P_6975	0.0007	0.2963	0.48%
Equity Option - SPX Index_7/17/2026_P_6875	0.0007	0.1731	0.47%
Equity Option - SPX Index_5/15/2026_P_6725	0.0007	0.0963	0.46%
Equity Option - SPX Index_6/18/2026_P_6875	0.0007	0.1502	0.46%
Equity Option - SPX Index_3/4/2026_C_7090	-0.0291	-0.0041	-19.80%
Equity Option - SPX Index_3/4/2026_P_6615	-0.0291	-0.1415	-19.80%
Equity Option - SPX Index_3/5/2026_C_7050	-0.0292	-0.0092	-19.89%
Equity Option - SPX Index_3/5/2026_P_6555	-0.0292	-0.1456	-19.89%
Equity Option - SPX Index_3/6/2026_P_6470	-0.0294	-0.1348	-20.00%
Equity Option - SPX Index_3/6/2026_C_7035	-0.0294	-0.0683	-20.00%
Equity Option - SPX Index_3/3/2026_C_7040	-0.0294	-0.0046	-20.02%
Equity Option - SPX Index_3/3/2026_P_6530	-0.0294	-0.0440	-20.02%
Equity Option - SPX Index_3/2/2026_C_7025	-0.0296	-0.0039	-20.12%
Equity Option - SPX Index_3/2/2026_P_6440	-0.0296	-0.0108	-20.12%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBC	Royal Bank of Canada
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $1,375,567,941. Net unrealized appreciation aggregated to $105,706,728, of which $105,709,564 related to gross unrealized appreciation and $2,836 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
5	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $521,733,340) including $1,352,036 of securities loaned	$580,258,237
Affiliated investments, at value (Cost $835,326,822)	901,019,268
Total investments, at value (Cost $1,357,060,162)	1,481,277,505
Dividends and interest receivable	273,002
Receivable for fund shares sold	2,950,399
Receivable for investments sold	18,512,484
Receivable for securities lending income	2,929
Receivable from affiliates	588
Other assets	215,780
Total assets	1,503,232,687
Liabilities
Swap contracts, at value	2,836
Due to custodian	26,703
Payable for investments purchased	19,393,576
Payable for fund shares repurchased	592,454
Payable upon return of securities loaned	1,381,575
Payable to affiliates
Accounting and legal services fees	41,511
Transfer agent fees	118,156
Distribution and service fees	66
Trustees’ fees	1,477
Other liabilities and accrued expenses	79,852
Total liabilities	21,638,206
Net assets	$1,481,594,481
Net assets consist of
Paid-in capital	$1,369,150,255
Total distributable earnings (loss)	112,444,226
Net assets	$1,481,594,481
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	6

STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($54,253,039 ÷ 3,129,174 shares)[1]	$17.34
Class C ($3,946,427 ÷ 226,885 shares)[1]	$17.39
Class I ($1,384,939,684 ÷ 79,823,447 shares)	$17.35
Class R2 ($275,796 ÷ 15,929 shares)	$17.31
Class R4 ($174,133 ÷ 10,024 shares)	$17.37
Class R6 ($38,005,402 ÷ 2,189,473 shares)	$17.36
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.25

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Dividends from affiliated investments	$9,442,912
Dividends	4,042,312
Securities lending	2,292
Total investment income	13,487,516
Expenses
Investment management fees	2,798,067
Distribution and service fees	101,046
Accounting and legal services fees	105,318
Transfer agent fees	618,792
Trustees’ fees	11,403
Custodian fees	19,345
State registration fees	63,520
Printing and postage	36,680
Professional fees	41,154
Other	31,990
Total expenses	3,827,315
Less expense reductions	(1,042,585)
Net expenses	2,784,730
Net investment income	10,702,786
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	11,698,420
Affiliated investments	6,416,840
Capital gain distributions received from affiliated investments	10,397,681
Swap contracts	(171,428)
28,341,513
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	20,585,157
Affiliated investments	27,592,808
Swap contracts	569
48,178,534
Net realized and unrealized gain	76,520,047
Increase in net assets from operations	$87,222,833
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$10,702,786	$10,795,754
Net realized gain	28,341,513	18,906,964
Change in net unrealized appreciation (depreciation)	48,178,534	11,931,123
Increase in net assets resulting from operations	87,222,833	41,633,841
Distributions to shareholders
From earnings
Class A	(822,247)	(647,450)
Class C	(32,446)	(21,223)
Class I	(23,462,777)	(10,509,352)
Class R2	(3,808)	(6,575)
Class R4	(2,628)	(1,590)
Class R6	(693,917)	(495,057)
Total distributions	(25,017,823)	(11,681,247)
From fund share transactions	448,702,207	153,204,741
Total increase	510,907,217	183,157,335
Net assets
Beginning of period	970,687,264	787,529,929
End of period	$1,481,594,481	$970,687,264
9	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.48	$15.96	$15.10	$14.98	$15.70	$14.57
Net investment income[2,3]	0.11	0.16	0.21	0.40	0.23	0.07
Net realized and unrealized gain (loss) on investments	1.00	0.55	0.91	0.16	(0.69)	1.17
Total from investment operations	1.11	0.71	1.12	0.56	(0.46)	1.24
Less distributions
From net investment income	(0.18)	(0.19)	(0.20)	(0.34)	(0.24)	(0.03)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.25)	(0.19)	(0.26)	(0.44)	(0.26)	(0.11)
Net asset value, end of period	$17.34	$16.48	$15.96	$15.10	$14.98	$15.70
Total return (%)[4,5]	6.82[6]	4.46	7.51	3.86	(2.95)	8.55
Ratios and supplemental data
Net assets, end of period (in millions)	$54	$54	$57	$60	$73	$68
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.94[8]	0.94	0.95	0.95	0.90	0.88
Expenses including reductions[7]	0.76[8]	0.79	0.76	0.76	0.72	0.66
Net investment income[3]	0.76[8]	1.00	1.39	2.69	1.47	0.47
Portfolio turnover (%)	14	33	24	30	13	25

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	10

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.48	$15.96	$15.10	$14.98	$15.70	$14.58
Net investment income (loss)[2,3]	0.05	0.05	0.12	0.29	0.13	(0.03)
Net realized and unrealized gain (loss) on investments	1.00	0.55	0.89	0.16	(0.69)	1.16
Total from investment operations	1.05	0.60	1.01	0.45	(0.56)	1.13
Less distributions
From net investment income	(0.07)	(0.08)	(0.09)	(0.23)	(0.14)	—
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)	(0.01)
Total distributions	(0.14)	(0.08)	(0.15)	(0.33)	(0.16)	(0.01)
Net asset value, end of period	$17.39	$16.48	$15.96	$15.10	$14.98	$15.70
Total return (%)[4,5]	6.40[6]	3.74	6.77	3.11	(3.62)	7.77
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$5	$7	$11	$17
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.64[8]	1.64	1.65	1.65	1.60	1.58
Expenses including reductions[7]	1.46[8]	1.49	1.46	1.46	1.41	1.36
Net investment income (loss)[3]	0.06[8]	0.32	0.76	1.93	0.86	(0.21)
Portfolio turnover (%)	14	33	24	30	13	25

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
11	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.52	$15.99	$15.13	$15.01	$15.73	$14.59
Net investment income[2,3]	0.16	0.20	0.26	0.43	0.26	0.12
Net realized and unrealized gain (loss) on investments	0.97	0.56	0.90	0.17	(0.67)	1.17
Total from investment operations	1.13	0.76	1.16	0.60	(0.41)	1.29
Less distributions
From net investment income	(0.23)	(0.23)	(0.24)	(0.38)	(0.29)	(0.07)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.30)	(0.23)	(0.30)	(0.48)	(0.31)	(0.15)
Net asset value, end of period	$17.35	$16.52	$15.99	$15.13	$15.01	$15.73
Total return (%)[4]	6.93[5]	4.83	7.81	4.17	(2.66)	8.92
Ratios and supplemental data
Net assets, end of period (in millions)	$1,385	$877	$694	$660	$529	$374
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.64[7]	0.64	0.65	0.65	0.60	0.58
Expenses including reductions[6]	0.46[7]	0.49	0.46	0.46	0.42	0.36
Net investment income[3]	1.28[7]	1.24	1.66	2.90	1.67	0.76
Portfolio turnover (%)	14	33	24	30	13	25

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	12

CLASS R2 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.46	$15.94	$15.08	$14.95	$15.67	$14.55
Net investment income[2,3]	0.10	0.17	0.17	0.25	0.22	0.06
Net realized and unrealized gain (loss) on investments	0.99	0.52	0.94	0.30	(0.69)	1.16
Total from investment operations	1.09	0.69	1.11	0.55	(0.47)	1.22
Less distributions
From net investment income	(0.17)	(0.17)	(0.19)	(0.32)	(0.23)	(0.02)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.24)	(0.17)	(0.25)	(0.42)	(0.25)	(0.10)
Net asset value, end of period	$17.31	$16.46	$15.94	$15.08	$14.95	$15.67
Total return (%)[4]	6.68[5]	4.38	7.43	3.82	(3.04)	8.41
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$1	$3	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.02[8]	1.03	1.04	1.04	0.99	0.95
Expenses including reductions[7]	0.85[8]	0.88	0.85	0.85	0.81	0.74
Net investment income[3]	0.67[8]	1.07	1.13	1.67	1.45	0.38
Portfolio turnover (%)	14	33	24	30	13	25

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
13	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.53	$16.00	$15.14	$15.01	$15.73	$14.60
Net investment income[2,3]	0.13	0.19	0.24	0.41	0.21	0.10
Net realized and unrealized gain (loss) on investments	0.99	0.55	0.90	0.18	(0.64)	1.16
Total from investment operations	1.12	0.74	1.14	0.59	(0.43)	1.26
Less distributions
From net investment income	(0.21)	(0.21)	(0.22)	(0.36)	(0.27)	(0.05)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.28)	(0.21)	(0.28)	(0.46)	(0.29)	(0.13)
Net asset value, end of period	$17.37	$16.53	$16.00	$15.14	$15.01	$15.73
Total return (%)[4]	6.84[5]	4.68	7.66	4.06	(2.78)	8.70
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.88[8]	0.88	0.88	0.89	0.84	0.83
Expenses including reductions[7]	0.61[8]	0.63	0.60	0.60	0.56	0.51
Net investment income[3]	0.93[8]	1.17	1.53	2.75	1.41	0.68
Portfolio turnover (%)	14	33	24	30	13	25

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	14

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.53	$16.01	$15.14	$15.02	$15.74	$14.60
Net investment income[2,3]	0.15	0.23	0.28	0.45	0.27	0.13
Net realized and unrealized gain (loss) on investments	1.00	0.54	0.91	0.17	(0.66)	1.18
Total from investment operations	1.15	0.77	1.19	0.62	(0.39)	1.31
Less distributions
From net investment income	(0.25)	(0.25)	(0.26)	(0.40)	(0.31)	(0.09)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.32)	(0.25)	(0.32)	(0.50)	(0.33)	(0.17)
Net asset value, end of period	$17.36	$16.53	$16.01	$15.14	$15.02	$15.74
Total return (%)[4]	7.03[5]	4.87	7.98	4.25	(2.55)	9.02
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$35	$30	$28	$27	$21
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.54[7]	0.53	0.53	0.54	0.49	0.48
Expenses including reductions[6]	0.36[7]	0.38	0.35	0.35	0.31	0.26
Net investment income[3]	1.17[7]	1.39	1.82	2.99	1.74	0.88
Portfolio turnover (%)	14	33	24	30	13	25

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
15	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Alternative Asset Allocation Fund	16

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$857,537,665	$857,537,665	—	—
Unaffiliated investment companies	580,258,237	580,258,237	—	—
Short-term investments	43,481,603	43,481,603	—	—
Total investments in securities	$1,481,277,505	$1,481,277,505	—	—
Derivatives:
Liabilities
Swap contracts	$(2,836)	—	$(2,836)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or
17	JOHN HANCOCK Alternative Asset Allocation Fund |

repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2026, the fund loaned securities valued at $1,352,036 and received $1,381,575 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $2,352.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
| JOHN HANCOCK Alternative Asset Allocation Fund	18

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $9,857,144 and a long-term capital loss carryforward of $5,911,563 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
19	JOHN HANCOCK Alternative Asset Allocation Fund |

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended February 28, 2026, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging from $19.9 million to $37.5 million as measured at each quarter end.
| JOHN HANCOCK Alternative Asset Allocation Fund	20

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Swap contracts, at value	Total return swaps	—	$(2,836)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Equity	$(171,428)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Swap contracts
Equity	$569
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
21	JOHN HANCOCK Alternative Asset Allocation Fund |

	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has also contractually agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$45,048
Class C	3,222
Class I	963,653
Class R2	222
Class	Expense reduction
Class R4	$131
Class R6	30,232
Total	$1,042,508

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Alternative Asset Allocation Fund	22

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $77 for Class R4 shares for the six months ended February 28, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $24,650 for the six months ended February 28, 2026. Of this amount, $4,237 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $20,413 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $456 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$80,842	$29,321
Class C	19,293	2,099
Class I	—	586,421
Class R2	643	7
Class R4	268	4
Class R6	—	940
Total	$101,046	$618,792
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
23	JOHN HANCOCK Alternative Asset Allocation Fund |

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	282,233	$4,768,658	364,140	$5,864,452
Distributions reinvested	48,550	810,293	40,081	637,294
Repurchased	(503,180)	(8,496,479)	(699,351)	(11,234,602)
Net decrease	(172,397)	$(2,917,528)	(295,130)	$(4,732,856)
Class C shares
Sold	19,322	$325,041	37,504	$604,280
Distributions reinvested	1,935	32,446	1,328	21,223
Repurchased	(23,659)	(399,431)	(115,306)	(1,858,597)
Net decrease	(2,402)	$(41,944)	(76,474)	$(1,233,094)
Class I shares
Sold	33,045,491	$556,980,589	24,738,873	$398,302,933
Distributions reinvested	1,390,687	23,224,479	649,635	10,329,200
Repurchased	(7,705,676)	(129,739,353)	(15,715,808)	(253,167,091)
Net increase	26,730,502	$450,465,715	9,672,700	$155,465,042
Class R2 shares
Sold	232	$3,887	1,893	$30,370
Distributions reinvested	186	3,099	329	5,235
Repurchased	(177)	(3,025)	(25,579)	(412,326)
Net increase (decrease)	241	$3,961	(23,357)	$(376,721)
Class R4 shares
Sold	1,479	$24,945	1,047	$16,920
Distributions reinvested	157	2,628	100	1,590
Repurchased	(2)	(32)	(1,557)	(25,096)
Net increase (decrease)	1,634	$27,541	(410)	$(6,586)
Class R6 shares
Sold	268,857	$4,535,466	961,913	$15,550,045
Distributions reinvested	33,294	556,018	27,754	441,560
Repurchased	(233,004)	(3,927,022)	(742,812)	(11,902,649)
Net increase	69,147	$1,164,462	246,855	$4,088,956
Total net increase	26,626,725	$448,702,207	9,524,184	$153,204,741
Affiliates of the fund owned 2% of shares of Class R6 on February 28, 2026.
| JOHN HANCOCK Alternative Asset Allocation Fund	24

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $586,510,987 and $164,023,452, respectively, for the six months ended February 28, 2026.
Note 8—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2026, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Funds	Underlying fund’s net assets
John Hancock Funds II Multi-Asset Absolute Return Fund	57.9%
John Hancock Investment Trust Disciplined Value Global Long/Short Fund	20.2%
John Hancock Investment Trust Diversified Macro Fund	13.3%
John Hancock Investment Trust Infrastructure Fund	5.1%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value Global Long/Short	6,354,640	$90,189,788	$40,972,899	$(27,247,010)	$2,584,053	$5,532,567	$1,888,406	$6,898,226	$112,032,297
Diversified Macro	13,851,896	77,423,767	43,711,035	(4,190,558)	(606,819)	7,637,042	486,815	—	123,974,467
Infrastructure	2,743,714	33,944,202	25,518,537	(13,842,141)	4,640,608	6,176,982	403,883	96,071	56,438,188
John Hancock Collateral Trust*	4,346,856	20,914,352	169,494,673	(146,927,013)	2,851	(3,260)	650,671	—	43,481,603
Multi-Asset Absolute Return	15,343,401	111,737,301	54,980,992	(2,473,466)	74,788	5,992,132	—	—	170,311,747
Strategic Income Opportunities	4,373,655	67,987,258	29,303,644	(52,677,304)	1,639,422	(504,592)	1,283,906	—	45,748,428
					$8,334,903	$24,830,871	$4,713,681	$6,994,297	$551,986,730

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended February 28, 2026, is set forth below:
25	JOHN HANCOCK Alternative Asset Allocation Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Invesco DB Precious Metals Fund[1]	115,244	$9,910,903	$6,787,316	$(8,159,783)	$3,974,256	$2,101,400	$339,273	—	$14,614,092
The Arbitrage Fund, Class I	7,827,559	79,951,663	41,650,699	(10,083,186)	558,512	(1,396,007)	487,923	$3,403,384	110,681,681
Victory Market Neutral Income Fund[2]	16,751,380	94,360,216	54,912,870	(3,741,771)	(287,272)	6,020,921	1,912,923	—	151,264,964
Virtus AlphaSimplex Managed Futures Strategy Fund[2]	10,441,954	55,928,458	32,564,232	(11,441,904)	(2,189,303)	12,224,410	2,330,677	—	87,085,893
					$2,056,193	$18,950,724	$5,070,796	$3,403,384	$363,646,630

[1]	The security was an affiliate at the beginning of the period but not an affiliate at the end of the period.
[2]	The security was not an affiliate at the beginning of the period.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Alternative Asset Allocation Fund	26

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
27	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244599	345SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Blue Chip Growth Fund
U.S. equity
February 28, 2026

John Hancock
Blue Chip Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
22	Shareholder meeting
1	JOHN HANCOCK BLUE CHIP GROWTH FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Shares	Value
Common stocks 99.3%		$5,473,464,883
(Cost $2,148,201,354)
Communication services 15.7%		865,634,206
Entertainment 2.2%
Netflix, Inc. (A)	1,254,358	120,719,414
Interactive media and services 12.5%
Alphabet, Inc., Class A	288,496	89,941,513
Alphabet, Inc., Class C	1,063,234	331,122,965
Meta Platforms, Inc., Class A	415,980	269,629,916
Wireless telecommunication services 1.0%
T-Mobile US, Inc.	249,760	54,220,398
Consumer discretionary 15.8%		871,061,824
Automobiles 2.8%
Tesla, Inc. (A)	386,321	155,498,066
Broadline retail 6.7%
Amazon.com, Inc. (A)	1,645,329	345,519,090
Sea, Ltd., ADR (A)	215,760	23,399,172
Hotels, restaurants and leisure 1.7%
Booking Holdings, Inc.	10,869	46,077,495
Chipotle Mexican Grill, Inc. (A)	715,859	26,644,272
DoorDash, Inc., Class A (A)	117,272	20,694,990
Specialty retail 4.6%
Carvana Company (A)	581,628	194,356,813
Ross Stores, Inc.	143,760	29,562,806
The TJX Companies, Inc.	181,301	29,309,120
Consumer staples 0.9%		46,443,661
Food products 0.2%
Mondelez International, Inc., Class A	162,535	10,008,905
Household products 0.7%
Colgate-Palmolive Company	208,260	20,646,896
The Procter & Gamble Company	94,425	15,787,860
Financials 8.1%		445,453,744
Capital markets 1.5%
Moody’s Corp.	36,619	17,488,868
Morgan Stanley	145,643	24,251,016
The Charles Schwab Corp.	182,158	17,341,442
The Goldman Sachs Group, Inc.	28,322	24,344,742
Financial services 5.2%
Adyen NV (A)(B)	6,281	7,375,950
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	2

	Shares	Value
Financials (continued)
Financial services (continued)
Mastercard, Inc., Class A	234,270	$121,166,787
Visa, Inc., Class A	493,913	158,121,308
Insurance 1.4%
Chubb, Ltd.	169,061	57,626,132
Marsh & McLennan Companies, Inc.	94,985	17,737,499
Health care 7.0%		387,851,370
Health care equipment and supplies 2.0%
Intuitive Surgical, Inc. (A)	151,092	76,076,333
Medline, Inc., Class A (A)	125,555	5,965,118
Stryker Corp.	71,571	27,730,900
Health care providers and services 0.6%
UnitedHealth Group, Inc.	119,097	34,927,577
Life sciences tools and services 1.1%
Danaher Corp.	143,407	30,207,250
Thermo Fisher Scientific, Inc.	59,360	30,933,090
Pharmaceuticals 3.3%
Eli Lilly & Company	173,016	182,011,102
Industrials 3.9%		214,537,057
Aerospace and defense 2.4%
General Electric Company	346,689	118,657,777
TransDigm Group, Inc.	10,789	14,055,801
Commercial services and supplies 0.2%
Cintas Corp.	68,649	13,807,373
Electrical equipment 1.0%
GE Vernova, Inc.	60,833	53,143,709
Ground transportation 0.3%
Old Dominion Freight Line, Inc.	73,245	14,872,397
Information technology 46.6%		2,570,009,689
Electronic equipment, instruments and components 0.5%
TE Connectivity PLC	119,795	27,570,819
IT services 0.7%
Shopify, Inc., Class A (A)	352,228	42,524,486
Semiconductors and semiconductor equipment 22.2%
ASML Holding NV, NYRS	45,780	66,406,637
Broadcom, Inc.	824,781	263,558,769
Monolithic Power Systems, Inc.	31,544	36,046,591
NVIDIA Corp.	4,492,122	795,959,097
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	114,622	42,935,109
Texas Instruments, Inc.	82,769	17,556,133
3	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software 13.8%
Crowdstrike Holdings, Inc., Class A (A)	50,320	$18,718,034
Datadog, Inc., Class A (A)	64,618	7,234,631
Microsoft Corp.	1,447,963	568,672,987
Oracle Corp.	324,070	47,119,778
Palantir Technologies, Inc., Class A (A)	106,376	14,593,723
Roper Technologies, Inc.	45,920	16,059,602
ServiceNow, Inc. (A)	562,414	60,746,336
Synopsys, Inc. (A)	63,765	26,398,710
Technology hardware, storage and peripherals 9.4%
Apple, Inc.	1,960,437	517,908,247
Materials 0.8%		42,618,202
Chemicals 0.8%
Linde PLC	40,788	20,723,567
The Sherwin-Williams Company	60,384	21,894,635
Utilities 0.5%		29,855,130
Electric utilities 0.5%

Constellation Energy Corp.	90,503	29,855,130
Exchange-traded funds 0.3%		$12,855,175
(Cost $13,087,111)
iShares Russell 1000 Growth ETF	28,555	12,855,175

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.1%				$7,777,990
(Cost $7,964,267)
Consumer discretionary 0.1%				7,777,990
Specialty retail 0.1%
Carvana Company (9.000% Cash or 13.000% PIK) (B)	9.000	06-01-30	3,061,586	3,187,295
Carvana Company (9.000% Cash or 14.000% PIK) (B)	9.000	06-01-31	4,185,791	4,590,695

	Yield (%)	Shares	Value
Short-term investments 0.1%			$6,599,814
(Cost $6,599,814)
Short-term funds 0.1%			6,599,814
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6191(C)	4,721,987	4,721,987
T. Rowe Price Government Reserve Fund	3.6582(C)	1,877,827	1,877,827

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	4

Total investments (Cost $2,175,852,546) 99.8%	$5,500,697,862
Other assets and liabilities, net 0.2%	10,545,877
Total net assets 100.0%	$5,511,243,739

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 2-28-26.
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $2,208,187,913. Net unrealized appreciation aggregated to $3,292,509,949, of which $3,353,020,926 related to gross unrealized appreciation and $60,510,977 related to gross unrealized depreciation.
5	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,175,852,546)	$5,500,697,862
Cash	8,808,529
Dividends and interest receivable	2,442,418
Receivable for fund shares sold	1,797,579
Other assets	329,788
Total assets	5,514,076,176
Liabilities
Payable for investments purchased	1,936
Payable for fund shares repurchased	2,231,121
Payable to affiliates
Accounting and legal services fees	166,590
Transfer agent fees	111,035
Trustees’ fees	11,369
Other liabilities and accrued expenses	310,386
Total liabilities	2,832,437
Net assets	$5,511,243,739
Net assets consist of
Paid-in capital	$1,946,592,975
Total distributable earnings (loss)	3,564,650,764
Net assets	$5,511,243,739

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,277,176,660 ÷ 22,034,104 shares)[1]	$57.96
Class C ($35,815,258 ÷ 703,184 shares)[1]	$50.93
Class 1 ($1,853,767,029 ÷ 30,263,566 shares)	$61.25
Class NAV ($2,344,484,792 ÷ 37,991,644 shares)	$61.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$61.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	6

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Dividends	$14,357,084
Interest	339,151
Securities lending	1,715
Less foreign taxes withheld	(66,854)
Total investment income	14,631,096
Expenses
Investment management fees	20,841,965
Distribution and service fees	2,740,280
Accounting and legal services fees	527,960
Transfer agent fees	760,028
Trustees’ fees	70,327
Custodian fees	314,493
State registration fees	37,644
Printing and postage	34,969
Professional fees	115,014
Other	97,775
Total expenses	25,540,455
Less expense reductions	(1,153,681)
Net expenses	24,386,774
Net investment loss	(9,755,678)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	491,943,729
Affiliated investments	(253)
491,943,476
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(545,699,127)
(545,699,127)
Net realized and unrealized loss	(53,755,651)
Decrease in net assets from operations	$(63,511,329)
7	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment loss	$(9,755,678)	$(15,778,716)
Net realized gain	491,943,476	353,462,507
Change in net unrealized appreciation (depreciation)	(545,699,127)	726,565,625
Increase (decrease) in net assets resulting from operations	(63,511,329)	1,064,249,416
Distributions to shareholders
From earnings
Class A	(124,782,744)	(83,853,232)
Class C	(4,168,733)	(3,689,857)
Class 1	(174,228,080)	(128,207,627)
Class NAV	(212,775,230)	(79,494,621)
Total distributions	(515,954,787)	(295,245,337)
From fund share transactions	226,515,560	802,090,067
Total increase (decrease)	(352,950,556)	1,571,094,146
Net assets
Beginning of period	5,864,194,295	4,293,100,149
End of period	$5,511,243,739	$5,864,194,295
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$64.63	$57.03	$43.82	$38.26	$65.28	$55.94
Net investment loss[2]	(0.20)	(0.35)	(0.29)	(0.20)	(0.36)	(0.45)
Net realized and unrealized gain (loss) on investments	(0.38)	12.16	15.04	7.59	(17.44)	12.43
Total from investment operations	(0.58)	11.81	14.75	7.39	(17.80)	11.98
Less distributions
From net realized gain	(6.09)	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)
Net asset value, end of period	$57.96	$64.63	$57.03	$43.82	$38.26	$65.28
Total return (%)[3,4]	(1.51)[5]	21.47	34.51	21.12	(31.17)	22.34
Ratios and supplemental data
Net assets, end of period (in millions)	$1,277	$1,343	$1,152	$880	$782	$1,190
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[6]	1.18	1.19	1.19	1.19	1.19
Expenses including reductions	1.12[6]	1.14	1.14	1.14	1.14	1.14
Net investment loss	(0.62)[6]	(0.60)	(0.58)	(0.53)	(0.73)	(0.79)
Portfolio turnover (%)	10	29	12	14	20	33

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$57.69	$51.66	$40.10	$35.43	$61.56	$53.27
Net investment loss[2]	(0.37)	(0.69)	(0.58)	(0.42)	(0.67)	(0.81)
Net realized and unrealized gain (loss) on investments	(0.30)	10.93	13.68	6.92	(16.24)	11.74
Total from investment operations	(0.67)	10.24	13.10	6.50	(16.91)	10.93
Less distributions
From net realized gain	(6.09)	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)
Net asset value, end of period	$50.93	$57.69	$51.66	$40.10	$35.43	$61.56
Total return (%)[3,4]	(1.86)[5]	20.62	33.58	20.26	(31.67)	21.46
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$43	$48	$46	$56	$103
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[6]	1.88	1.89	1.89	1.89	1.89
Expenses including reductions	1.82[6]	1.84	1.86	1.86	1.85	1.85
Net investment loss	(1.32)[6]	(1.30)	(1.30)	(1.25)	(1.45)	(1.50)
Portfolio turnover (%)	10	29	12	14	20	33

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	10

CLASS 1 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$67.86	$59.48	$45.49	$39.50	$66.87	$57.05
Net investment loss[2]	(0.09)	(0.15)	(0.12)	(0.07)	(0.20)	(0.25)
Net realized and unrealized gain (loss) on investments	(0.43)	12.74	15.65	7.89	(17.95)	12.71
Total from investment operations	(0.52)	12.59	15.53	7.82	(18.15)	12.46
Less distributions
From net realized gain	(6.09)	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)
Net asset value, end of period	$61.25	$67.86	$59.48	$45.49	$39.50	$66.87
Total return (%)[3]	(1.34)[4]	21.91	34.97	21.56	(30.93)	22.76
Ratios and supplemental data
Net assets, end of period (in millions)	$1,854	$2,036	$1,851	$1,563	$1,556	$2,621
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.82	0.82	0.83	0.83	0.82
Expenses including reductions	0.76[5]	0.78	0.79	0.80	0.79	0.79
Net investment loss	(0.26)[5]	(0.24)	(0.23)	(0.18)	(0.39)	(0.43)
Portfolio turnover (%)	10	29	12	14	20	33

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$68.30	$59.82	$45.72	$39.67	$67.08	$57.20
Net investment loss[2]	(0.07)	(0.12)	(0.09)	(0.05)	(0.17)	(0.22)
Net realized and unrealized gain (loss) on investments	(0.43)	12.81	15.73	7.93	(18.02)	12.74
Total from investment operations	(0.50)	12.69	15.64	7.88	(18.19)	12.52
Less distributions
From net realized gain	(6.09)	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)
Net asset value, end of period	$61.71	$68.30	$59.82	$45.72	$39.67	$67.08
Total return (%)[3]	(1.30)[4]	21.96	35.07	21.63	(30.91)	22.81
Ratios and supplemental data
Net assets, end of period (in millions)	$2,344	$2,442	$1,243	$1,088	$1,177	$1,689
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[5]	0.77	0.77	0.78	0.78	0.77
Expenses including reductions	0.71[5]	0.73	0.74	0.75	0.74	0.74
Net investment loss	(0.21)[5]	(0.19)	(0.18)	(0.13)	(0.33)	(0.38)
Portfolio turnover (%)	10	29	12	14	20	33

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
13	JOHN HANCOCK Blue Chip Growth Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$865,634,206	$865,634,206	—	—
Consumer discretionary	871,061,824	871,061,824	—	—
Consumer staples	46,443,661	46,443,661	—	—
Financials	445,453,744	438,077,794	$7,375,950	—
Health care	387,851,370	387,851,370	—	—
Industrials	214,537,057	214,537,057	—	—
Information technology	2,570,009,689	2,570,009,689	—	—
Materials	42,618,202	42,618,202	—	—
Utilities	29,855,130	29,855,130	—	—
Exchange-traded funds	12,855,175	12,855,175	—	—
Corporate bonds	7,777,990	—	7,777,990	—
Short-term investments	6,599,814	6,599,814	—	—
Total investments in securities	$5,500,697,862	$5,485,543,922	$15,153,940	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK Blue Chip Growth Fund	14

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2026, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments
15	JOHN HANCOCK Blue Chip Growth Fund |

designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $14,089.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Blue Chip Growth Fund	16

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets	Tier	Rate
Assets under $500 million	All assets	0.780%
Assets between $500 million - $1 billion	All assets	0.775%
Assets between $1 billion - $2 billion	First $1 billion	0.750%
	Next $1 billion	0.740%
Assets between $2 billion - $7.5 billion	First $3 billion	0.740%
	Next $4.5 billion	0.725%
Assets over $7.5 billion	All assets	0.710%
Aggregate net assets include the net assets of the fund, Blue Chip Growth Trust a series of John Hancock Variable Insurance Trust, and Manulife North American Equity Fund Series I Asia. The fund is not responsible for payment of the sub advisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. For Class A shares, this agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. For Class C shares, this agreement expired on December 31, 2025.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense waiver may be terminated at any time.
17	JOHN HANCOCK Blue Chip Growth Fund |

For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$266,495
Class C	8,038
Class 1	394,322
Class	Expense reduction
Class NAV	$484,826
Total	$1,153,681

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.67% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $352,734 for the six months ended February 28, 2026. Of this amount, $59,698 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $293,036 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $1,500 and $505 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Blue Chip Growth Fund	18

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,033,690	$737,757
Class C	204,708	22,271
Class 1	501,882	—
Total	$2,740,280	$760,028
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$11,700,000	1	4.130%	$(1,342)
Lender	3,400,000	1	4.430%	418
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,522,482	$97,811,051	3,137,035	$183,536,812
Distributions reinvested	2,011,868	124,655,328	1,428,337	83,786,238
Repurchased	(2,281,651)	(145,815,749)	(3,975,033)	(232,500,562)
Net increase	1,252,699	$76,650,630	590,339	$34,822,488
Class C shares
Sold	17,829	$1,001,949	44,295	$2,306,006
Distributions reinvested	76,462	4,168,733	70,136	3,689,854
Repurchased	(135,351)	(7,593,066)	(305,845)	(15,994,339)
Net decrease	(41,060)	$(2,422,384)	(191,414)	$(9,998,479)
19	JOHN HANCOCK Blue Chip Growth Fund |

	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	132,987	$9,157,150	737,873	$45,759,604
Distributions reinvested	2,662,816	174,228,080	2,087,052	128,207,627
Repurchased	(2,541,227)	(172,043,631)	(3,926,589)	(237,876,991)
Net increase (decrease)	254,576	$11,341,599	(1,101,664)	$(63,909,760)
Class NAV shares
Sold	709,806	$47,371,441	18,182,575	$1,052,036,290
Distributions reinvested	3,228,269	212,775,230	1,286,113	79,494,621
Repurchased	(1,695,767)	(119,200,956)	(4,493,788)	(290,355,093)
Net increase	2,242,308	$140,945,715	14,974,900	$841,175,818
Total net increase	3,708,523	$226,515,560	14,272,161	$802,090,067
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $579,728,687 and $820,576,669, respectively, for the six months ended February 28, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2026, funds within the John Hancock group of funds complex held 42.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	15.8%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.8%
| JOHN HANCOCK Blue Chip Growth Fund	20

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$48,892,175	$(48,891,922)	$(253)	—	$1,715	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Blue Chip Growth Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
| JOHN HANCOCK BLUE CHIP GROWTH FUND	22

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244571	457SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Real Estate Securities Fund
Alternative
February 28, 2026

John Hancock
Real Estate Securities Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
12	Notes to financial statements
20	Shareholder meeting
1	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Shares	Value
Common stocks 99.2%		$229,538,861
(Cost $165,840,224)
Consumer discretionary 2.7%		6,308,170
Hotels, restaurants and leisure 2.7%
Hilton Worldwide Holdings, Inc.	10,898	3,397,778
Hyatt Hotels Corp., Class A (A)	18,021	2,910,392
Health care 1.8%		4,083,524
Health care providers and services 1.8%
Brookdale Senior Living, Inc. (B)	266,897	4,083,524
Information technology 0.4%		1,062,357
IT services 0.4%
Applied Digital Corp. (B)	38,957	1,062,357
Real estate 94.3%		218,084,810
Diversified REITs 8.4%
Essential Properties Realty Trust, Inc.	176,758	5,999,167
Global Net Lease, Inc.	247,232	2,328,925
WP Carey, Inc.	148,345	11,073,954
Health care REITs 20.8%
American Healthcare REIT, Inc.	114,378	5,975,107
CareTrust REIT, Inc.	148,403	6,028,130
Ventas, Inc.	58,536	5,043,462
Welltower, Inc.	150,310	31,132,205
Hotel and resort REITs 1.5%
Pebblebrook Hotel Trust	138,165	1,772,657
Xenia Hotels & Resorts, Inc.	111,921	1,710,153
Industrial REITs 16.2%
EastGroup Properties, Inc.	22,636	4,443,673
LXP Industrial Trust	92,735	4,595,947
Prologis, Inc.	199,056	28,379,414
Office REITs 1.2%
COPT Defense Properties	87,249	2,772,773
Residential REITs 12.1%
Centerspace	32,652	2,053,811
Essex Property Trust, Inc.	26,482	6,755,823
Mid-America Apartment Communities, Inc.	49,710	6,654,181
Sun Communities, Inc.	59,138	8,069,971
UDR, Inc.	116,575	4,371,563
Retail REITs 14.5%
Acadia Realty Trust	185,412	3,878,819
Realty Income Corp.	41,043	2,749,881
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REAL ESTATE SECURITIES FUND	2

	Shares	Value
Real estate (continued)
Retail REITs (continued)
Regency Centers Corp.	49,632	$3,920,928
Simon Property Group, Inc.	78,046	15,909,677
Tanger, Inc.	31,177	1,155,420
The Macerich Company	188,221	3,852,884
Urban Edge Properties	94,430	2,006,638
Specialized REITs 19.6%
Digital Realty Trust, Inc.	38,513	6,824,504
Equinix, Inc.	21,770	21,209,640
National Storage Affiliates Trust	103,316	3,618,126
Outfront Media, Inc.	87,384	2,517,533
Public Storage	30,098	9,241,892
Smartstop Self Storage REIT, Inc.	61,108	2,037,952

	Yield (%)	Shares	Value
Short-term investments 2.1%			$4,939,261
(Cost $4,939,353)
Short-term funds 2.1%			4,939,261
John Hancock Collateral Trust (C)	3.5447(D)	310,952	3,110,458
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6191(D)	1,828,803	1,828,803

Total investments (Cost $170,779,577) 101.3%	$234,478,122
Other assets and liabilities, net (1.3%)	(3,116,260)
Total net assets 100.0%	$231,361,862

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 2-28-26.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-26.
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $172,740,235. Net unrealized appreciation aggregated to $61,737,887, of which $62,605,894 related to gross unrealized appreciation and $868,007 related to gross unrealized depreciation.
3	JOHN HANCOCK REAL ESTATE SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $167,669,027) including $3,047,538 of securities loaned	$231,367,664
Affiliated investments, at value (Cost $3,110,550)	3,110,458
Total investments, at value (Cost $170,779,577)	234,478,122
Dividends and interest receivable	248,484
Receivable for fund shares sold	16,567
Receivable for investments sold	457,320
Receivable for securities lending income	242
Other assets	57,155
Total assets	235,257,890
Liabilities
Payable for investments purchased	627,198
Payable for fund shares repurchased	93,691
Payable upon return of securities loaned	3,110,550
Payable to affiliates
Accounting and legal services fees	6,323
Transfer agent fees	2,008
Trustees’ fees	517
Other liabilities and accrued expenses	55,741
Total liabilities	3,896,028
Net assets	$231,361,862
Net assets consist of
Paid-in capital	$172,557,044
Total distributable earnings (loss)	58,804,818
Net assets	$231,361,862

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,449,343 ÷ 553,988 shares)[1]	$13.45
Class C ($17,769 ÷ 1,315 shares)[1]	$13.51
Class I ($17,316,825 ÷ 1,288,541 shares)	$13.44
Class R6 ($11,485,630 ÷ 857,208 shares)	$13.40
Class 1 ($195,092,295 ÷ 14,552,083 shares)	$13.41
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	4

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Dividends	$3,589,299
Interest	519
Securities lending	2,323
Less foreign taxes withheld	(1,556)
Total investment income	3,590,585
Expenses
Investment management fees	753,826
Distribution and service fees	54,395
Accounting and legal services fees	19,162
Transfer agent fees	10,841
Trustees’ fees	2,486
Custodian fees	18,755
State registration fees	18,442
Printing and postage	12,564
Professional fees	29,694
Other	11,496
Total expenses	931,661
Less expense reductions	(9,919)
Net expenses	921,742
Net investment income	2,668,843
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,172,723
Affiliated investments	(319)
2,172,404
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	17,841,331
Affiliated investments	(92)
17,841,239
Net realized and unrealized gain	20,013,643
Increase in net assets from operations	$22,682,486
5	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$2,668,843	$4,202,017
Net realized gain	2,172,404	19,956,062
Change in net unrealized appreciation (depreciation)	17,841,239	(29,709,126)
Increase (decrease) in net assets resulting from operations	22,682,486	(5,551,047)
Distributions to shareholders
From earnings
Class A	(83,441)	(108,720)
Class C	(99)	(301)
Class I	(203,001)	(208,821)
Class R6	(178,785)	(188,462)
Class 1	(3,030,153)	(4,265,518)
Total distributions	(3,495,479)	(4,771,822)
From fund share transactions	(8,146,177)	(27,630,895)
Total increase (decrease)	11,040,830	(37,953,764)
Net assets
Beginning of period	220,321,032	258,274,796
End of period	$231,361,862	$220,321,032
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	6

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.33	$12.84	$10.85	$12.92	$16.60	$12.59
Net investment income[3]	0.13	0.18	0.20	0.21	0.13	0.03
Net realized and unrealized gain (loss) on investments	1.16	(0.48)	2.03	(0.90)	(1.93)	4.18
Total from investment operations	1.29	(0.30)	2.23	(0.69)	(1.80)	4.21
Less distributions
From net investment income	(0.17)	(0.21)	(0.24)	(0.14)	(0.08)	(0.20)
From net realized gain	—	—	—	(1.24)	(1.80)	—
Total distributions	(0.17)	(0.21)	(0.24)	(1.38)	(1.88)	(0.20)
Net asset value, end of period	$13.45	$12.33	$12.84	$10.85	$12.92	$16.60
Total return (%)[4,5]	10.59[6]	(2.35)	20.80	(4.82)	(12.77)	33.98[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$7	$6	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[7]	1.18	1.17	1.17	1.14	1.19[7]
Expenses including reductions	1.15[7]	1.17	1.17	1.17	1.13	1.18[7]
Net investment income	2.14[7]	1.45	1.77	1.88	0.88	0.31[7]
Portfolio turnover (%)	49	105	72	105	81	122[8]

[1]	Six months ended 2-28-26. Unaudited.
[2]	The inception date for Class A shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
7	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.34	$12.86	$10.86	$12.91	$16.63	$12.59
Net investment income (loss)[3]	0.09	0.08	0.12	0.13	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	1.16	(0.48)	2.04	(0.91)	(1.95)	4.18
Total from investment operations	1.25	(0.40)	2.16	(0.78)	(1.92)	4.15
Less distributions
From net investment income	(0.08)	(0.12)	(0.16)	(0.03)	—	(0.11)
From net realized gain	—	—	—	(1.24)	(1.80)	—
Total distributions	(0.08)	(0.12)	(0.16)	(1.27)	(1.80)	(0.11)
Net asset value, end of period	$13.51	$12.34	$12.86	$10.86	$12.91	$16.63
Total return (%)[4,5]	10.24[6]	(3.12)	20.03	(5.56)	(13.46)	33.25[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91[8]	1.93	1.93	1.92	1.89	1.94[8]
Expenses including reductions	1.90[8]	1.92	1.92	1.92	1.88	1.93[8]
Net investment income (loss)	1.41[8]	0.64	1.06	1.14	0.19	(0.28)[8]
Portfolio turnover (%)	49	105	72	105	81	122[9]

[1]	Six months ended 2-28-26. Unaudited.
[2]	The inception date for Class C shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	8

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.33	$12.85	$10.85	$12.93	$16.60	$12.59
Net investment income[3]	0.15	0.21	0.22	0.22	0.17	0.10
Net realized and unrealized gain (loss) on investments	1.16	(0.49)	2.04	(0.89)	(1.92)	4.14
Total from investment operations	1.31	(0.28)	2.26	(0.67)	(1.75)	4.24
Less distributions
From net investment income	(0.20)	(0.24)	(0.26)	(0.17)	(0.12)	(0.23)
From net realized gain	—	—	—	(1.24)	(1.80)	—
Total distributions	(0.20)	(0.24)	(0.26)	(1.41)	(1.92)	(0.23)
Net asset value, end of period	$13.44	$12.33	$12.85	$10.85	$12.93	$16.60
Total return (%)[4]	10.78[5]	(2.19)	21.17	(4.60)	(12.51)	34.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$13	$13	$13	$11	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[7]	0.93	0.92	0.92	0.90	0.94[7]
Expenses including reductions	0.90[7]	0.92	0.92	0.92	0.89	0.93[7]
Net investment income	2.39[7]	1.73	1.99	1.99	1.25	0.89[7]
Portfolio turnover (%)	49	105	72	105	81	122[8]

[1]	Six months ended 2-28-26. Unaudited.
[2]	The inception date for Class I shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
9	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.30	$12.82	$10.82	$12.91	$16.59	$12.59
Net investment income[3]	0.16	0.22	0.22	0.24	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.15	(0.49)	2.05	(0.90)	(1.93)	4.12
Total from investment operations	1.31	(0.27)	2.27	(0.66)	(1.74)	4.24
Less distributions
From net investment income	(0.21)	(0.25)	(0.27)	(0.19)	(0.14)	(0.24)
From net realized gain	—	—	—	(1.24)	(1.80)	—
Total distributions	(0.21)	(0.25)	(0.27)	(1.43)	(1.94)	(0.24)
Net asset value, end of period	$13.40	$12.30	$12.82	$10.82	$12.91	$16.59
Total return (%)[4]	10.84[5]	(2.10)	21.34	(4.56)	(12.48)	34.37[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$10	$5	$1	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[7]	0.82	0.81	0.82	0.79	0.83[7]
Expenses including reductions	0.80[7]	0.81	0.81	0.81	0.78	0.82[7]
Net investment income	2.50[7]	1.76	2.01	2.16	1.31	1.05[7]
Portfolio turnover (%)	49	105	72	105	81	122[8]

[1]	Six months ended 2-28-26. Unaudited.
[2]	The inception date for Class R6 shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	10

CLASS 1 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$12.31	$12.82	$10.82	$12.91	$16.59	$12.05
Net investment income[2]	0.15	0.22	0.23	0.25	0.18	0.20
Net realized and unrealized gain (loss) on investments	1.16	(0.49)	2.04	(0.92)	(1.93)	4.58
Total from investment operations	1.31	(0.27)	2.27	(0.67)	(1.75)	4.78
Less distributions
From net investment income	(0.21)	(0.24)	(0.27)	(0.18)	(0.13)	(0.24)
From net realized gain	—	—	—	(1.24)	(1.80)	—
Total distributions	(0.21)	(0.24)	(0.27)	(1.42)	(1.93)	(0.24)
Net asset value, end of period	$13.41	$12.31	$12.82	$10.82	$12.91	$16.59
Total return (%)[3]	10.78[4]	(2.06)	21.30	(4.60)	(12.51)	40.36
Ratios and supplemental data
Net assets, end of period (in millions)	$195	$191	$234	$226	$290	$371
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.86	0.86	0.86	0.83	0.87
Expenses including reductions	0.85[5]	0.86	0.85	0.85	0.82	0.86
Net investment income	2.49[5]	1.78	2.11	2.22	1.19	1.45
Portfolio turnover (%)	49	105	72	105	81	122

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK Real Estate Securities Fund	12

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2026, the fund loaned securities valued at $3,047,538 and received $3,110,550 of cash collateral.
13	JOHN HANCOCK Real Estate Securities Fund |

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $544.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $5,805,463 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
| JOHN HANCOCK Real Estate Securities Fund	14

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$293
Class I	604
Class R6	483
Class	Expense reduction
Class 1	$8,539
Total	$9,919

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
15	JOHN HANCOCK Real Estate Securities Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,363 for the six months ended February 28, 2026. Of this amount, $407 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,956 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,947	$3,460
Class C	81	9
Class I	—	7,099
Class R6	—	273
Class 1	46,367	—
Total	$54,395	$10,841
| JOHN HANCOCK Real Estate Securities Fund	16

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,500,000	1	4.15%	$519
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	120,112	$1,508,266	113,963	$1,418,757
Distributions reinvested	6,793	82,945	8,794	107,990
Repurchased	(62,571)	(780,704)	(164,646)	(2,039,291)
Net increase (decrease)	64,334	$810,507	(41,889)	$(512,544)
Class C shares
Sold	23	$287	43	$532
Distributions reinvested	8	99	24	301
Repurchased	—	—	(5,277)	(67,612)
Net increase (decrease)	31	$386	(5,210)	$(66,779)
Class I shares
Sold	514,185	$6,424,473	895,586	$11,266,631
Distributions reinvested	2,273	27,736	3,114	38,211
Repurchased	(251,378)	(3,125,859)	(850,151)	(10,782,839)
Net increase	265,080	$3,326,350	48,549	$522,003
Class R6 shares
Sold	57,822	$719,646	564,506	$7,282,288
Distributions reinvested	14,687	178,595	15,410	188,462
Repurchased	(55,560)	(691,306)	(115,922)	(1,431,452)
Net increase	16,949	$206,935	463,994	$6,039,298
17	JOHN HANCOCK Real Estate Securities Fund |

	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	295,532	$3,651,057	474,708	$5,999,992
Distributions reinvested	249,190	3,030,153	348,490	4,265,518
Repurchased	(1,536,473)	(19,171,565)	(3,531,392)	(43,878,383)
Net decrease	(991,751)	$(12,490,355)	(2,708,194)	$(33,612,873)
Total net decrease	(645,357)	$(8,146,177)	(2,242,750)	$(27,630,895)
Affiliates of the fund owned 100% of shares of Class 1 on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $107,004,618 and $116,499,180, respectively, for the six months ended February 28, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	310,952	—	$19,474,819	$(16,363,950)	$(319)	$(92)	$2,323	—	$3,110,458

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined
| JOHN HANCOCK Real Estate Securities Fund	18

investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK Real Estate Securities Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	20

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244595	488SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Dynamic Growth Fund
U.S. equity
February 28, 2026

John Hancock
Small Cap Dynamic Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
21	Shareholder meeting
1	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Shares	Value
Common stocks 94.0%		$487,210,894
(Cost $407,559,594)
Communication services 0.7%		3,658,753
Entertainment 0.7%
IMAX Corp. (A)	85,425	3,658,753
Consumer discretionary 3.8%		19,622,841
Automobile components 1.6%
Garrett Motion, Inc.	409,670	8,340,881
Broadline retail 1.0%
Ollie’s Bargain Outlet Holdings, Inc. (A)	46,790	5,011,209
Specialty retail 1.2%
Boot Barn Holdings, Inc. (A)	33,140	6,270,751
Consumer staples 3.7%		19,045,686
Consumer staples distribution and retail 3.7%
Casey’s General Stores, Inc.	27,780	19,045,686
Financials 10.7%		55,392,289
Banks 3.0%
First Financial Bankshares, Inc.	286,865	8,872,734
Valley National Bancorp	520,650	6,565,397
Capital markets 5.1%
Miami International Holdings, Inc. (A)	96,380	4,105,788
Moelis & Company, Class A	117,300	6,962,928
Piper Sandler Companies	24,035	7,103,544
Stifel Financial Corp.	115,290	8,537,225
Consumer finance 2.6%
FirstCash Holdings, Inc.	68,700	13,244,673
Health care 15.9%		82,556,391
Biotechnology 5.0%
Blueprint Medicines Corp. (A)(B)	22,050	10,143
BridgeBio Pharma, Inc. (A)	153,710	10,218,641
Insmed, Inc. (A)	30,250	4,517,233
Protagonist Therapeutics, Inc. (A)	63,150	5,814,852
Rhythm Pharmaceuticals, Inc. (A)	58,980	5,469,215
Health care equipment and supplies 0.5%
Merit Medical Systems, Inc. (A)	31,505	2,431,556
Health care providers and services 8.0%
GeneDx Holdings Corp. (A)	36,348	2,897,299
Guardant Health, Inc. (A)	102,140	9,590,946
HealthEquity, Inc. (A)	99,155	7,584,366
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	2

	Shares	Value
Health care (continued)
Health care providers and services (continued)
RadNet, Inc. (A)	39,310	$2,744,231
The Ensign Group, Inc.	88,190	18,887,652
Pharmaceuticals 2.4%
Axsome Therapeutics, Inc. (A)	40,362	6,614,928
Supernus Pharmaceuticals, Inc. (A)	105,524	5,775,329
Industrials 31.1%		161,049,789
Aerospace and defense 7.8%
AAR Corp. (A)	109,755	12,859,993
Beta Technologies, Inc., Class A (A)	73,680	1,385,184
Mercury Systems, Inc. (A)	98,155	8,738,740
VSE Corp.	77,095	17,505,962
Commercial services and supplies 1.3%
Casella Waste Systems, Inc., Class A (A)	72,300	6,735,468
Construction and engineering 3.7%
Argan, Inc.	22,433	10,122,891
Sterling Infrastructure, Inc. (A)	21,505	9,206,936
Electrical equipment 4.7%
American Superconductor Corp. (A)	65,475	2,133,176
Bloom Energy Corp., Class A (A)	70,434	10,964,461
Nextpower, Inc., Class A (A)	104,410	10,973,491
Machinery 12.2%
Atmus Filtration Technologies, Inc.	184,620	11,913,529
Crane Company	46,900	9,404,857
JBT Marel Corp.	54,848	8,446,592
RBC Bearings, Inc. (A)	32,385	18,651,169
SPX Technologies, Inc. (A)	65,850	14,943,999
Trading companies and distributors 1.4%
NPK International, Inc. (A)	489,490	7,063,341
Information technology 26.9%		139,318,185
Communications equipment 2.6%
Viavi Solutions, Inc. (A)	448,860	13,335,631
Electronic equipment, instruments and components 14.5%
Advanced Energy Industries, Inc.	44,708	15,002,664
Fabrinet (A)	26,852	14,651,257
Littelfuse, Inc.	33,320	11,743,967
Mirion Technologies, Inc. (A)	370,850	8,014,069
Novanta, Inc. (A)	45,349	6,096,266
OSI Systems, Inc. (A)	27,020	7,706,104
Plexus Corp. (A)	61,315	11,903,081
3	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 6.9%
Credo Technology Group Holding, Ltd. (A)	23,317	$2,617,800
Ichor Holdings, Ltd. (A)	177,825	8,455,579
Indie Semiconductor, Inc., Class A (A)	423,315	1,549,333
Nova, Ltd. (A)	30,269	13,283,853
Rambus, Inc. (A)	97,795	9,746,250
Software 2.4%
InterDigital, Inc.	34,070	12,487,677
Technology hardware, storage and peripherals 0.5%
IonQ, Inc. (A)	71,010	2,724,654
Materials 1.2%		6,566,960
Chemicals 1.2%

Sensient Technologies Corp.	64,680	6,566,960
Exchange-traded funds 2.2%		$11,230,875
(Cost $9,640,804)
iShares Russell 2000 Growth ETF	33,500	11,230,875

	Yield (%)	Shares	Value
Short-term investments 3.2%			$16,773,258
(Cost $16,773,258)
Short-term funds 3.2%			16,773,258
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6191(C)	16,773,258	16,773,258

Total investments (Cost $433,973,656) 99.4%	$515,215,027
Other assets and liabilities, net 0.6%	3,070,768
Total net assets 100.0%	$518,285,795

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 2-28-26.
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $438,233,271. Net unrealized appreciation aggregated to $76,981,756, of which $86,936,337 related to gross unrealized appreciation and $9,954,581 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $433,973,656)	$515,215,027
Dividends and interest receivable	223,987
Receivable for fund shares sold	101,574
Receivable for investments sold	5,201,249
Receivable from affiliates	2,188
Other assets	89,516
Total assets	520,833,541
Liabilities
Payable for investments purchased	2,206,108
Payable for fund shares repurchased	222,881
Payable to affiliates
Accounting and legal services fees	15,143
Transfer agent fees	23,314
Trustees’ fees	616
Other liabilities and accrued expenses	79,684
Total liabilities	2,547,746
Net assets	$518,285,795
Net assets consist of
Paid-in capital	$434,028,478
Total distributable earnings (loss)	84,257,317
Net assets	$518,285,795

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($258,332,878 ÷ 16,266,863 shares)[1]	$15.88
Class C ($1,535,736 ÷ 104,069 shares)[1]	$14.76
Class I ($11,899,624 ÷ 732,557 shares)	$16.24
Class R6 ($73,302,958 ÷ 4,459,877 shares)	$16.44
Class NAV ($173,214,599 ÷ 10,527,071 shares)	$16.45
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Dividends	$1,155,339
Interest	375
Total investment income	1,155,714
Expenses
Investment management fees	2,223,365
Distribution and service fees	334,517
Accounting and legal services fees	46,662
Transfer agent fees	151,771
Trustees’ fees	2,839
Custodian fees	43,392
State registration fees	31,699
Printing and postage	57,547
Professional fees	103,072
Other	20,236
Total expenses	3,015,100
Less expense reductions	(368,632)
Net expenses	2,646,468
Net investment loss	(1,490,754)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	19,349,242
19,349,242
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	17,059,326
17,059,326
Net realized and unrealized gain	36,408,568
Increase in net assets from operations	$34,917,814
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment loss	$(1,490,754)	$(1,600,031)
Net realized gain	19,349,242	79,177,119
Change in net unrealized appreciation (depreciation)	17,059,326	(86,745,543)
Increase (decrease) in net assets resulting from operations	34,917,814	(9,168,455)
Distributions to shareholders
From earnings
Class A	(25,828,360)	(1,155,594)
Class C	(159,548)	(8,393)
Class I	(1,200,621)	(42,800)
Class R6	(7,314,525)	(891,082)
Class NAV	(17,212,184)	(14,230,261)
Total distributions	(51,715,238)	(16,328,130)
From fund share transactions
Fund share transactions	5,428,795	(160,610,339)
Issued in reorganization	—	243,326,247
From fund share transactions	5,428,795	82,715,908
Total increase (decrease)	(11,368,629)	57,219,323
Net assets
Beginning of period	529,654,424	472,435,101
End of period	$518,285,795	$529,654,424
7	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.58	$17.42	$13.63	$14.00	$27.21	$20.14
Net investment loss[2]	(0.06)	(0.13)	(0.11)	(0.11)	(0.14)	(0.26)
Net realized and unrealized gain (loss) on investments	1.06	(0.12)	3.90	(0.26)	(6.06)	8.17
Total from investment operations	1.00	(0.25)	3.79	(0.37)	(6.20)	7.91
Less distributions
From net investment income	—	(0.51)	—	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(1.70)	(0.59)	—	—	(7.01)	(0.84)
Net asset value, end of period	$15.88	$16.58	$17.42	$13.63	$14.00	$27.21
Total return (%)[3,4]	6.48[5]	(1.42)	27.81	(2.64)	(29.82)	40.11
Ratios and supplemental data
Net assets, end of period (in millions)	$258	$260	$32	$22	$18	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[6]	1.38	1.31	1.32	1.30	1.28
Expenses including reductions	1.18[6]	1.32	1.30	1.31	1.29	1.28
Net investment loss	(0.74)[6]	(0.78)	(0.76)	(0.85)	(0.78)	(1.05)
Portfolio turnover (%)	71	141[7]	177[8]	81	55	66

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	8

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$15.58	$16.40	$12.92	$13.38	$26.48	$19.77
Net investment loss[2]	(0.11)	(0.24)	(0.21)	(0.20)	(0.28)	(0.42)
Net realized and unrealized gain (loss) on investments	0.99	(0.11)	3.69	(0.26)	(5.81)	7.97
Total from investment operations	0.88	(0.35)	3.48	(0.46)	(6.09)	7.55
Less distributions
From net investment income	—	(0.39)	—	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(1.70)	(0.47)	—	—	(7.01)	(0.84)
Net asset value, end of period	$14.76	$15.58	$16.40	$12.92	$13.38	$26.48
Total return (%)[3,4]	6.11[5]	(2.15)	26.93	(3.44)	(30.36)	39.06
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[7]	2.13	2.06	2.07	2.05	2.03
Expenses including reductions	1.93[7]	2.07	2.05	2.06	2.04	2.03
Net investment loss	(1.49)[7]	(1.54)	(1.49)	(1.60)	(1.53)	(1.79)
Portfolio turnover (%)	71	141[8]	177[9]	81	55	66

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
9	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.90	$17.74	$13.85	$14.19	$27.43	$20.25
Net investment loss[2]	(0.04)	(0.09)	(0.07)	(0.08)	(0.09)	(0.19)
Net realized and unrealized gain (loss) on investments	1.08	(0.12)	3.96	(0.26)	(6.14)	8.21
Total from investment operations	1.04	(0.21)	3.89	(0.34)	(6.23)	8.02
Less distributions
From net investment income	—	(0.55)	—	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(1.70)	(0.63)	—	—	(7.01)	(0.84)
Net asset value, end of period	$16.24	$16.90	$17.74	$13.85	$14.19	$27.43
Total return (%)[3]	6.59[4]	(1.15)	28.09	(2.40)	(29.69)	40.49
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$13	$1	$4	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[5]	1.13	1.06	1.07	1.05	1.03
Expenses including reductions	0.93[5]	1.07	1.05	1.06	1.04	1.03
Net investment loss	(0.49)[5]	(0.54)	(0.52)	(0.58)	(0.54)	(0.78)
Portfolio turnover (%)	71	141[6]	177[7]	81	55	66

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	10

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$17.07	$17.92	$13.97	$14.30	$27.55	$20.32
Net investment loss[2]	(0.03)	(0.06)	(0.07)	(0.07)	(0.06)	(0.16)
Net realized and unrealized gain (loss) on investments	1.10	(0.14)	4.02	(0.26)	(6.18)	8.23
Total from investment operations	1.07	(0.20)	3.95	(0.33)	(6.24)	8.07
Less distributions
From net investment income	—	(0.57)	—	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(1.70)	(0.65)	—	—	(7.01)	(0.84)
Net asset value, end of period	$16.44	$17.07	$17.92	$13.97	$14.30	$27.55
Total return (%)[3]	6.71[4]	(1.09)	28.27	(2.31)	(29.58)	40.60
Ratios and supplemental data
Net assets, end of period (in millions)	$73	$80	$21	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[6]	1.02	0.95	0.96	0.94	0.93
Expenses including reductions	0.83[6]	0.96	0.94	0.95	0.93	0.92
Net investment loss	(0.39)[6]	(0.37)	(0.43)	(0.50)	(0.36)	(0.67)
Portfolio turnover (%)	71	141[7]	177[8]	81	55	66

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
11	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$17.08	$17.93	$13.98	$14.31	$27.56	$20.33
Net investment loss[2]	(0.03)	(0.07)	(0.06)	(0.07)	(0.08)	(0.16)
Net realized and unrealized gain (loss) on investments	1.10	(0.13)	4.01	(0.26)	(6.16)	8.23
Total from investment operations	1.07	(0.20)	3.95	(0.33)	(6.24)	8.07
Less distributions
From net investment income	—	(0.57)	—	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(1.70)	(0.65)	—	—	(7.01)	(0.84)
Net asset value, end of period	$16.45	$17.08	$17.93	$13.98	$14.31	$27.56
Total return (%)[3]	6.64[4]	(1.03)	28.25	(2.31)	(29.56)	40.58
Ratios and supplemental data
Net assets, end of period (in millions)	$173	$175	$417	$401	$413	$657
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[5]	1.01	0.94	0.95	0.93	0.92
Expenses including reductions	0.82[5]	0.96	0.93	0.94	0.92	0.91
Net investment loss	(0.38)[5]	(0.43)	(0.39)	(0.49)	(0.41)	(0.66)
Portfolio turnover (%)	71	141[6]	177[7]	81	55	66

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Dynamic Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
13	JOHN HANCOCK Small Cap Dynamic Growth Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$3,658,753	$3,658,753	—	—
Consumer discretionary	19,622,841	19,622,841	—	—
Consumer staples	19,045,686	19,045,686	—	—
Financials	55,392,289	55,392,289	—	—
Health care	82,556,391	82,546,248	—	$10,143
Industrials	161,049,789	161,049,789	—	—
Information technology	139,318,185	139,318,185	—	—
Materials	6,566,960	6,566,960	—	—
Exchange-traded funds	11,230,875	11,230,875	—	—
Short-term investments	16,773,258	16,773,258	—	—
Total investments in securities	$515,215,027	$515,204,884	—	$10,143
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
| JOHN HANCOCK Small Cap Dynamic Growth Fund	14

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $1,034.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
15	JOHN HANCOCK Small Cap Dynamic Growth Fund |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$183,250
Class C	1,078
Class I	8,618
Class	Expense reduction
Class R6	$54,308
Class NAV	121,378
Total	$368,632

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.71% of the fund’s average daily net assets.
| JOHN HANCOCK Small Cap Dynamic Growth Fund	16

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,076 for the six months ended February 28, 2026. Of this amount, $3,348 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $14,728 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $7 and $15 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$326,816	$142,250
Class C	7,697	838
Class I	—	6,697
Class R6	4	1,986
Total	$334,517	$151,771
17	JOHN HANCOCK Small Cap Dynamic Growth Fund |

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,000,000	1	4.485%	$374
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	406,029	$6,819,605	692,056	$11,355,585
Issued in reorganization (Note 9)	—	—	13,732,285	228,240,191
Distributions reinvested	1,645,609	25,079,077	69,686	1,155,400
Repurchased	(1,482,541)	(24,538,947)	(659,633)	(10,469,346)
Net increase	569,097	$7,359,735	13,834,394	$230,281,830
Class C shares
Sold	3,620	$55,378	5,288	$80,771
Issued in reorganization (Note 9)	—	—	81,766	1,277,314
Distributions reinvested	11,252	159,548	536	8,393
Repurchased	(10,070)	(158,533)	(8,826)	(143,401)
Net increase	4,802	$56,393	78,764	$1,223,077
Class I shares
Sold	64,561	$1,111,113	28,457	$471,860
Issued in reorganization (Note 9)	—	—	703,655	11,920,894
Distributions reinvested	75,731	1,179,892	2,536	42,800
Repurchased	(171,670)	(2,903,579)	(46,108)	(778,676)
Net increase (decrease)	(31,378)	$(612,574)	688,540	$11,656,878
| JOHN HANCOCK Small Cap Dynamic Growth Fund	18

	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	314,051	$5,395,319	4,078,690	$67,356,065
Issued in reorganization (Note 9)	—	—	110,316	1,887,848
Distributions reinvested	309,085	4,871,186	1,599	27,237
Repurchased	(858,682)	(14,951,080)	(678,687)	(10,343,931)
Net increase (decrease)	(235,546)	$(4,684,575)	3,511,918	$58,927,219
Class NAV shares
Sold	808,733	$13,703,706	364,789	$5,778,796
Distributions reinvested	1,090,759	17,212,184	834,619	14,230,261
Repurchased	(1,607,546)	(27,606,074)	(14,221,173)	(239,382,153)
Net increase (decrease)	291,946	$3,309,816	(13,021,765)	$(219,373,096)
Total net increase	598,921	$5,428,795	5,091,851	$82,715,908
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $365,599,242 and $425,711,771, respectively, for the six months ended February 28, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2026, funds within the John Hancock group of funds complex held 33.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHVIT Managed Volatility Growth Portfolio	20.6%
JHVIT Managed Volatility Balanced Portfolio	10.6%
19	JOHN HANCOCK Small Cap Dynamic Growth Fund |

Note 9—Reorganization
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund bore a pro-rata portion of the costs that were incurred in connection with the reorganization. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Small Cap Dynamic Growth Fund	New Opportunities Fund	$243,326,247	$25,711,266	12,335,290	14,628,022	$289,665,524	$532,991,771
See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Small Cap Dynamic Growth Fund	20

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
21	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244587	470SA 2/26
4/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 9, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 9, 2026